Group assets and liabilities - measurement (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule of investment properties at fair value

	31 December
	Level 1	Level 2	Level 3	Total
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs

	£m	£m	£m	£m
2017	—	—	16,497	16,497
2016	—	—	14,646	14,646

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	At 1 Jan	Total gains/ (losses) in income statement	Total (losses)/ gains recorded as other compre- hensive income	Purchases	Sales	Settled	Issued	Transfers into level 3	Transfers out of level 3	At 31 Dec

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
2017
Loans	2,699	17	(235)	2,129	—	(311)	236	302	—	4,837
Equity securities and portfolio holdings in unit trusts	722	11	(5)	186	(468)	(6)	—	1	(70)	371
Debt securities	942	51	(11)	216	(522)	—	—	—	(22)	654
Other investments (including derivative assets)	4,480	73	(133)	727	(725)	—	—	2	—	4,424
Derivative liabilities	(516)	4	—	—	—	—	—	—	—	(512)

Total financial investments, net of derivative liabilities	8,327	156	(384)	3,258	(1,715)	(317)	236	305	(92)	9,774
Borrowings attributable to with-profits operations	—	(13)	—	—	—	115	(1,989)	—	—	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(883)	(559)	—	(13)	—	1,276	(234)	—	—	(413)
Other financial liabilities	(2,851)	14	250	—	—	252	(311)	(385)	—	(3,031)

Total financial instruments at fair value	4,593	(402)	(134)	3,245	(1,715)	1,326	(2,298)	(80)	(92)	4,443

2016
Loans	2,183	2	427	—	—	(123)	210	—	—	2,699
Equity securities and portfolio holdings in unit trusts	607	59	(20)	153	(133)	(9)	—	65	—	722
Debt securities	778	85	11	185	(75)	(37)	—	—	(5)	942
Other investments (including derivative assets)	4,276	359	443	720	(1,002)	—	—	73	(389)	4,480
Derivative liabilities	(353)	(163)	—	—	—	—	—	—	—	(516)

Total financial investments, net of derivative liabilities	7,491	342	861	1,058	(1,210)	(169)	210	138	(394)	8,327
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(1,036)	(18)	(2)	—	24	271	(122)	—	—	(883)
Other financial liabilities	(2,347)	(4)	(457)	—	—	259	(302)	—	—	(2,851)

Total financial instruments at fair value	4,108	320	402	1,058	(1,186)	361	(214)	138	(394)	4,593

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2017	2016

	£m	£m
Loans	20	—
Equity securities	(12)	8
Debt securities	(5)	71
Other investments	(22)	182
Derivative liabilities	4	—
Borrowings attributable to with-profit operations	(13)	—
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(123)	(18)
Other financial liabilities	12	(1)

Total	(139)	242

Schedule of reconciliation of movements in level 3 investment properties measured at fair value

	At 1 Jan	Total gains in income statement	Total (losses)/ gains in other compre- hensive income	Purchases	Sales	Transfers into level 3	Transfers out of level 3	At 31 Dec

	£m	£m	£m	£m	£m	£m	£m	£m
2017	14,646	415	(21)	2,048	(591)	—	—	16,497
2016	13,422	273	97	1,527	(632)	—	(41)	14,646

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2017
	Level 1	Level 2	Level 3	Total
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs

	£m	£m	£m	£m
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	—	—	2,023	2,023
Equity securities and portfolio holdings in unit trusts	57,347	4,470	351	62,168
Debt securities	29,143	45,602	348	75,093
Other investments (including derivative assets)	68	3,638	3,540	7,246
Derivative liabilities	(68)	(615)	—	(683)

Total financial investments, net of derivative liabilities	86,490	53,095	6,262	145,847
Percentage of total	60%	36%	4%	100%

Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	158,631	457	10	159,098
Debt securities	4,993	5,226	—	10,219
Other investments (including derivative assets)	12	4	8	24
Derivative liabilities	—	(1)	—	(1)

Total financial investments, net of derivative liabilities	163,636	5,686	18	169,340
Percentage of total	97%	3%	0%	100%

Non-linked shareholder-backed
Loans	—	—	2,814	2,814
Equity securities and portfolio holdings in unit trusts	2,105	10	10	2,125
Debt securities	21,443	64,313	306	86,062
Other investments (including derivative assets)	7	2,270	876	3,153
Derivative liabilities	—	(1,559)	(512)	(2,071)

Total financial investments, net of derivative liabilities	23,555	65,034	3,494	92,083
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value

Group total
Loans	—	—	4,837	4,837
Equity securities and portfolio holdings in unit trusts	218,083	4,937	371	223,391
Debt securities	55,579	115,141	654	171,374
Other investments (including derivative assets)	87	5,912	4,424	10,423
Derivative liabilities	(68)	(2,175)	(512)	(2,755)

Total financial investments, net of derivative liabilities	273,681	123,815	9,774	407,270
Investment contract liabilities without discretionary participation features held at fair value	—	(17,397)	—	(17,397)
Borrowings attributable to with-profits operations	—	—	(1,887)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,836)	(3,640)	(413)	(8,889)
Other financial liabilities held at fair value	—	—	(3,031)	(3,031)

Total financial instruments at fair value	268,845	102,778	4,443	376,066
Percentage of total	72%	27%	1%	100%

	31 Dec 2016
	Level 1	Level 2	Level 3	Total
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs

	£m	£m	£m	£m
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	—	—	27	27
Equity securities and portfolio holdings in unit trusts	45,181	3,669	690	49,540
Debt securities	26,227	43,880	690	70,797
Other investments (including derivative assets)	58	3,357	3,443	6,858
Derivative liabilities	(51)	(1,025)	—	(1,076)

Total financial investments, net of derivative liabilities	71,415	49,881	4,850	126,146
Percentage of total	56%	40%	4%	100%

Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	146,637	374	22	147,033
Debt securities	5,136	4,462	—	9,598
Other investments (including derivative assets)	6	8	5	19
Derivative liabilities	(4)	(24)	—	(28)

Total financial investments, net of derivative liabilities	151,775	4,820	27	156,622
Percentage of total	97%	3%	0%	100%

Non-linked shareholder-backed
Loans	—	276	2,672	2,948
Equity securities and portfolio holdings in unit trusts	1,966	3	10	1,979
Debt securities	21,896	67,915	252	90,063
Other investments (including derivative assets)	—	1,492	1,032	2,524
Derivative liabilities	(9)	(1,623)	(516)	(2,148)

Total financial investments, net of derivative liabilities	23,853	68,063	3,450	95,366
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value

Group total
Loans	—	276	2,699	2,975
Equity securities and portfolio holdings in unit trusts	193,784	4,046	722	198,552
Debt securities	53,259	116,257	942	170,458
Other investments (including derivative assets)	64	4,857	4,480	9,401
Derivative liabilities	(64)	(2,672)	(516)	(3,252)

Total financial investments, net of derivative liabilities	247,043	122,764	8,327	378,134
Investment contract liabilities without discretionary participation features held at fair value	—	(16,425)	—	(16,425)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,217)	(3,587)	(883)	(8,687)
Other financial liabilities held at fair value	—	(385)	(2,851)	(3,236)

Total financial instruments at fair value	242,826	102,367	4,593	349,786
Percentage of total	70%	29%	1%	100%

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2017
	Level 1	Level 2	Level 3	Total fair value	Total carrying value
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs

	£m	£m	£m	£m	£m
Assets
Loansnote(i)	—	2,756	10,183	12,939	12,205
Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,032)	(3,032)	(2,997)
Core structural borrowings of shareholder-financed operationsnote(ii)	—	(7,023)	—	(7,023)	(6,280)
Operational borrowings attributable to shareholder-financed operations	—	(1,788)	(3)	(1,791)	(1,791)
Borrowings attributable to the with-profits funds	—	(1,761)	(71)	(1,832)	(1,829)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,410)	(4,318)	(5,728)	(5,662)

	31 Dec 2016
	Level 1	Level 2	Level 3	Total fair value	Total carrying value
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs

	£m	£m	£m	£m	£m
Assets
Loansnote(i)	—	4,062	8,846	12,908	12,198
Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,333)	(3,333)	(3,298)
Core structural borrowings of shareholder-financed operationsnote(ii)	—	(7,220)	—	(7,220)	(6,798)
Operational borrowings attributable to shareholder-financed operations	—	(2,313)	(4)	(2,317)	(2,317)
Borrowings attributable to the with-profits funds	—	(1,220)	(133)	(1,353)	(1,349)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,926)	(3,140)	(5,066)	(5,031)

Notes

(i)	The carrying value of loans and receivables are reported net of allowance for loan losses of £28 million (2016: £15 million).
(ii)	As at 31 December 2017, £312 million (2016: £306 million) of convertible bonds were included in debt securities and £1,311 million (2016: £1,455 million) were included in borrowings.